Note 3 - Loans/Leases Receivable (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
	2012	2011

Commercial and industrial loans	$394,244,252	$350,794,278
Commercial real estate loans
Owner-occupied commercial real estate	204,911,308	167,790,621
Commercial construction, land development, and other land	44,962,381	60,384,738
Other non owner-occupied commercial real estate	344,105,550	349,628,491
	593,979,239	577,803,850

Direct financing leases *	103,685,656	93,212,362
Residential real estate loans **	115,581,573	98,107,051
Installment and other consumer loans	76,720,514	78,223,080
	1,284,211,234	1,198,140,621
Plus deferred loan/lease orgination costs, net of fees	3,176,405	2,604,876
	1,287,387,639	1,200,745,497
Less allowance for estimated losses on loans/leases	(19,925,204)	(18,789,262)
	$1,267,462,435	$1,181,956,235

* Direct financing leases:
Net minimum lease payments to be received	$117,719,380	$106,389,988
Estimated unguaranteed residual values of leased assets	1,095,848	1,043,326
Unearned lease/residual income	(15,129,572)	(14,220,952)
	103,685,656	93,212,362
Plus deferred lease origination costs, net of fees	3,907,140	3,217,011
	107,592,796	96,429,373
Less allowance for estimated losses on leases	(1,990,395)	(1,339,496)
	$105,602,401	$95,089,877

Past Due Financing Receivables [Table Text Block]
	2012
Classes of Loans/Leases	Current	30-59 Days Past Due	60-89 Days Past Due	Accruing Past Due 90 Days or More	Nonaccrual Loans/Leases	Total

Commercial and Industrial	$388,825,307	$3,724,506	$9,940	$120,000	$1,564,499	$394,244,252
Commercial Real Estate
Owner-Occupied Commercial Real Estate	204,141,070	142,993	-	-	627,245	204,911,308
Commercial Construction, Land Development, and Other Land	42,180,819	-	-	-	2,781,562	44,962,381
Other Non Owner-Occupied Commercial Real Estate	332,644,532	86,986	1,111,856	-	10,262,176	344,105,550
Direct Financing Leases	101,635,084	877,210	174,560	-	998,802	103,685,656
Residential Real Estate	111,993,859	2,254,730	283,466	-	1,049,518	115,581,573
Installment and Other Consumer	75,711,203	301,025	20,112	39,481	648,693	76,720,514
	$1,257,131,874	$7,387,450	$1,599,934	$159,481	$17,932,495	$1,284,211,234

As a percentage of total loan/lease portfolio	97.89%	0.58%	0.12%	0.01%	1.40%	100.00%
	2011
Classes of Loans/Leases	Current	30-59 Days Past Due	60-89 Days Past Due	Accruing Past Due 90 Days or More	Nonaccrual Loans/Leases	Total

Commercial and Industrial	$347,417,683	$226,394	$239,991	$120,000	$2,790,210	$350,794,278
Commercial Real Estate
Owner-Occupied Commercial Real Estate	166,632,318	146,847	-	-	1,011,456	167,790,621
Commercial Construction, Land Development, and Other Land	55,741,827	211,878	486,802	968,919	2,975,312	60,384,738
Other Non Owner-Occupied Commercial Real Estate	336,080,128	522,323	3,732,935	-	9,293,105	349,628,491
Direct Financing Leases	91,273,406	826,187	396,344	-	716,425	93,212,362
Residential Real Estate	95,456,433	1,127,465	389,678	-	1,133,475	98,107,051
Installment and Other Consumer	76,376,399	737,543	12,122	22,160	1,074,856	78,223,080
	$1,168,978,194	$3,798,637	$5,257,872	$1,111,079	$18,994,839	$1,198,140,621

As a percentage of total loan/lease portfolio	97.57%	0.32%	0.44%	0.09%	1.59%	100.00%

Schedule of Nonperforming Loans Leases [Table Text Block]
	2012
Classes of Loans/Leases	Accruing Past Due 90 Days or More	Nonaccrual Loans/Leases *	Troubled Debt Restructurings - Accruing	Total Nonperforming Loans/Leases	Percentage of Total Nonperforming Loans/Leases

Commercial and Industrial	$120,000	$1,564,499	$184,084	$1,868,583	7.36%
Commercial Real Estate
Owner-Occupied Commercial Real Estate	-	627,245	-	627,245	2.47%
Commercial Construction, Land Development, and Other Land	-	2,781,562	1,016,023	3,797,585	14.96%
Other Non Owner-Occupied Commercial Real Estate	-	10,262,176	5,820,765	16,082,941	63.34%
Direct Financing Leases	-	998,802	-	998,802	3.93%
Residential Real Estate	-	1,049,518	167,739	1,217,257	4.79%
Installment and Other Consumer	39,481	648,693	110,982	799,156	3.15%
	$159,481	$17,932,495	$7,299,593	$25,391,569	100.00%
	2011
Classes of Loans/Leases	Accruing Past Due 90 Days or More	Nonaccrual Loans/Leases *	Troubled Debt Restructurings - Accruing	Total Nonperforming Loans/Leases	Percentage of Total Nonperforming Loans/Leases

Commercial and Industrial	$120,000	$2,790,210	$187,407	$3,097,617	9.68%
Commercial Real Estate
Owner-Occupied Commercial Real Estate	-	1,011,456	-	1,011,456	3.16%
Commercial Construction, Land Development, and Other Land	968,919	2,975,312	6,076,143	10,020,374	31.30%
Other Non Owner-Occupied Commercial Real Estate	-	9,293,105	5,049,795	14,342,900	44.81%
Direct Financing Leases	-	716,425	590,238	1,306,663	4.08%
Residential Real Estate	-	1,133,475	-	1,133,475	3.54%
Installment and Other Consumer	22,160	1,074,856	-	1,097,016	3.43%
	$1,111,079	$18,994,839	$11,903,583	$32,009,501	100.00%

Allowance for Credit Losses on Financing Receivables [Table Text Block]
	Year Ended December 31, 2012

	Commercial and Industrial	Commercial Real Estate	Direct Financing Leases	Residential Real Estate	Installment and Other Consumer	Total

Balance, beginning	$4,878,006	$10,596,958	$1,339,496	$704,946	$1,269,856	$18,789,262
Provisions charged to expense	(327,045)	2,482,327	1,313,767	370,140	531,578	4,370,767
Loans/leases charged off	(682,877)	(2,232,004)	(739,755)	(4,758)	(717,035)	(4,376,429)
Recoveries on loans/leases previously charged off	663,461	222,221	76,887	-	179,035	1,141,604
Balance, ending	$4,531,545	$11,069,502	$1,990,395	$1,070,328	$1,263,434	$19,925,204

	Year Ended December 31, 2011

	Commercial and Industrial	Commercial Real Estate	Direct Financing Leases	Residential Real Estate	Installment and Other Consumer	Total

Balance, beginning	$7,548,922	$9,087,315	$1,530,572	$748,028	$1,449,819	$20,364,656
Provisions charged to expense	256,945	4,759,003	907,014	(4,147)	697,199	6,616,014
Loans/leases charged off	(3,262,742)	(3,590,868)	(1,100,886)	(38,935)	(1,068,320)	(9,061,751)
Recoveries on loans/leases previously charged off	334,881	341,508	2,796	-	191,158	870,343
Balance, ending	$4,878,006	$10,596,958	$1,339,496	$704,946	$1,269,856	$18,789,262

	Year Ended December 31, 2010

	Commercial and Industrial	Commercial Real Estate	Direct Financing Leases	Residential Real Estate	Installment and Other Consumer	Total

Balance, beginning	$5,425,624	$12,665,721	$1,681,376	$685,732	$2,046,281	$22,504,734
Provisions charged to expense	5,099,350	1,203,163	684,619	97,723	378,763	7,463,618
Loans/leases charged off	(3,309,273)	(5,210,444)	(998,737)	(35,427)	(1,146,395)	(10,700,276)
Recoveries on loans/leases previously charged off	333,221	428,875	163,314	-	171,170	1,096,580
Balance, ending	$7,548,922	$9,087,315	$1,530,572	$748,028	$1,449,819	$20,364,656
	2012
	Commercial and Industrial	Commercial Real Estate	Direct Financing Leases	Residential Real Estate	Installment and Other Consumer	Total

Allowance for loans/leases individually evaluated for impairment	$280,170	$4,005,042	$125,000	$105,565	$71,992	$4,587,769
Allowance for loans/leases collectively evaluated for impairment	4,251,375	7,064,460	1,865,395	964,763	1,191,442	15,337,435
	$4,531,545	$11,069,502	$1,990,395	$1,070,328	$1,263,434	$19,925,204

Loans/leases individually evaluated for impairment	$1,006,952	$20,383,846	$998,802	$1,217,256	$687,355	$24,294,211
Loans/leases collectively evaluated for impairment	393,237,300	573,595,393	102,686,854	114,364,317	76,033,159	1,259,917,023
	$394,244,252	$593,979,239	$103,685,656	$115,581,573	$76,720,514	$1,284,211,234

Allowance as a percentage of loans/leases individually evaluated for impairment	27.82%	19.65%	12.51%	8.67%	10.47%	18.88%
Allowance as a percentage of loans/leases collectively evaluated for impairment	1.08%	1.23%	1.82%	0.84%	1.57%	1.22%
Total allowance as a percentage of total loans/leaess	1.15%	1.86%	1.92%	0.93%	1.65%	1.55%
	2011
	Commercial and Industrial	Commercial Real Estate	Direct Financing Leases	Residential Real Estate	Installment and Other Consumer	Total

Allowance for loans/leases individually evaluated for impairment	$903,187	$4,297,738	$66,675	$55,884	$22,819	$5,346,303
Allowance for loans/leases collectively evaluated for impairment	3,974,819	6,299,220	1,272,821	649,062	1,247,037	13,442,959
	$4,878,006	$10,596,958	$1,339,496	$704,946	$1,269,856	$18,789,262

Loans/leases individually evaluated for impairment	$2,152,855	$24,281,365	$1,306,663	$1,133,474	$984,806	$29,859,163
Loans/leases collectively evaluated for impairment	348,641,423	553,522,485	91,905,699	96,973,577	77,238,274	1,168,281,458
	$350,794,278	$577,803,850	$93,212,362	$98,107,051	$78,223,080	$1,198,140,621

Allowance as a percentage of loans/leases individually evaluated for impairment	41.95%	17.70%	5.10%	4.93%	2.32%	17.91%
Allowance as a percentage of loans/leases collectively evaluated for impairment	1.14%	1.14%	1.38%	0.67%	1.61%	1.15%
Total allowance as a percentage of total loans/leaess	1.39%	1.83%	1.44%	0.72%	1.62%	1.56%

Impaired Financing Receivables [Table Text Block]
	2012
Classes of Loans/Leases	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized	Interest Income Recognized for Cash Payments Received

Impaired Loans/Leases with No Specific Allowance Recorded:
Commercial and Industrial	$438,355	$1,203,710	$-	$757,286	$7,910	$7,910
Commercial Real Estate
Owner-Occupied Commercial Real Estate	503,321	503,321	-	624,766	-	-
Commercial Construction, Land Development, and Other Land	678,523	678,523	-	3,359,435	3,549	3,549
Other Non Owner-Occupied Commercial Real Estate	495,702	495,702	-	5,288,820	2,017	2,017
Direct Financing Leases	777,645	777,645	-	871,076	-	-
Residential Real Estate	944,211	1,127,242	-	1,050,160	6,728	6,728
Installment and Other Consumer	534,368	534,368	-	815,720	629	629
	$4,372,125	$5,320,511	$-	$12,767,263	$20,833	$20,833

Impaired Loans/Leases with Specific Allowance Recorded:
Commercial and Industrial	$568,597	$590,849	$280,170	$499,036	$-	$-
Commercial Real Estate
Owner-Occupied Commercial Real Estate	-	-	-	-	-	-
Commercial Construction, Land Development, and Other Land	3,967,583	3,967,583	1,105,795	2,311,845	5,749	5,749
Other Non Owner-Occupied Commercial Real Estate	14,738,717	14,991,676	2,899,247	10,949,295	308,339	308,339
Direct Financing Leases	221,157	221,157	125,000	90,610	-	-
Residential Real Estate	273,045	273,045	105,565	258,677	-	-
Installment and Other Consumer	152,987	152,987	71,992	101,075	-	-
	$19,922,086	$20,197,297	$4,587,769	$14,210,538	$314,088	$314,088

Total Impaired Loans/Leases:
Commercial and Industrial	$1,006,952	$1,794,559	$280,170	$1,256,322	$7,910	$7,910
Commercial Real Estate
Owner-Occupied Commercial Real Estate	503,321	503,321	-	624,766	-	-
Commercial Construction, Land Development, and Other Land	4,646,106	4,646,106	1,105,795	5,671,280	9,298	9,298
Other Non Owner-Occupied Commercial Real Estate	15,234,419	15,487,378	2,899,247	16,238,115	310,356	310,356
Direct Financing Leases	998,802	998,802	125,000	961,686	-	-
Residential Real Estate	1,217,256	1,400,287	105,565	1,308,837	6,728	6,728
Installment and Other Consumer	687,355	687,355	71,992	916,795	629	629
	$24,294,211	$25,517,808	$4,587,769	$26,977,801	$334,921	$334,921
	2011
Classes of Loans/Leases	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized	Interest Income Recognized for Cash Payments Received

Impaired Loans/Leases with No Specific Allowance Recorded:
Commercial and Industrial	$360,947	$979,901	$-	$3,873,371	$-	$-
Commercial Real Estate
Owner-Occupied Commercial Real Estate	736,610	736,610	-	1,909,754	-	-
Commercial Construction, Land Development, and Other Land	-	-	-	2,979,950	-	-
Other Non Owner-Occupied Commercial Real Estate	3,936,826	3,986,820	-	5,568,776	-	-
Direct Financing Leases	1,094,178	1,094,178	-	1,487,570	81,921	81,921
Residential Real Estate	788,685	862,298	-	892,480	-	-
Installment and Other Consumer	593,987	593,987	-	821,889	-	-
	$7,511,233	$8,253,794	$-	$17,533,790	$81,921	$81,921

Impaired Loans/Leases with Specific Allowance Recorded:
Commercial and Industrial	$1,791,908	$1,791,908	$903,187	$1,175,105	$36,984	$36,984
Commercial Real Estate
Owner-Occupied Commercial Real Estate	217,059	217,059	47,911	121,201	-	-
Commercial Construction, Land Development, and Other Land	9,051,455	9,051,455	3,002,450	4,334,241	16,249	16,249
Other Non Owner-Occupied Commercial Real Estate	10,339,415	10,839,415	1,247,377	5,595,044	11,623	11,623
Direct Financing Leases	212,485	212,485	66,675	138,127	5,244	5,244
Residential Real Estate	344,789	344,789	55,884	282,020	-	-
Installment and Other Consumer	390,819	390,819	22,819	51,871	-	-
	$22,347,930	$22,847,930	$5,346,303	$11,697,609	$70,100	$70,100

Total Impaired Loans/Leases:
Commercial and Industrial	$2,152,855	$2,771,809	$903,187	$5,048,476	$36,984	$36,984
Commercial Real Estate
Owner-Occupied Commercial Real Estate	953,669	953,669	47,911	2,030,955	-	-
Commercial Construction, Land Development, and Other Land	9,051,455	9,051,455	3,002,450	7,314,191	16,249	16,249
Other Non Owner-Occupied Commercial Real Estate	14,276,241	14,826,235	1,247,377	11,163,820	11,623	11,623
Direct Financing Leases	1,306,663	1,306,663	66,675	1,625,697	87,165	87,165
Residential Real Estate	1,133,474	1,207,087	55,884	1,174,500	-	-
Installment and Other Consumer	984,806	984,806	22,819	873,760	-	-
	$29,859,163	$31,101,724	$5,346,303	$29,231,399	$152,021	$152,021
	2010
Classes of Loans/Leases	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized	Interest Income Recognized for Cash Payments Received

Impaired Loans/Leases with No Specific Allowance Recorded:
Commercial and Industrial	$1,459,790	$3,350,036	$-	$1,782,357	$-	$-
Commercial Real Estate
Owner-Occupied Commercial Real Estate	681,727	681,727	-	553,012	-	-
Commercial Construction, Land Development, and Other Land	2,538,621	2,872,083	-	1,530,324	-	-
Other Non Owner-Occupied Commercial Real Estate	2,942,189	3,792,226	-	1,478,956	-	-
Direct Financing Leases	953,994	953,994	-	1,080,564	27,089	27,089
Residential Real Estate	758,031	758,031	-	721,757	-	-
Installment and Other Consumer	1,561,322	1,561,322	-	569,542	11,825	11,825
	$10,895,674	$13,969,419	$-	$7,716,512	$38,914	$38,914

Impaired Loans/Leases with Specific Allowance Recorded:
Commercial and Industrial	$7,364,880	$7,866,634	$3,331,436	$5,962,381	$19,891	$19,891
Commercial Real Estate
Owner-Occupied Commercial Real Estate	1,074,210	1,074,210	232,194	847,507	45,641	45,641
Commercial Construction, Land Development, and Other Land	7,660,458	7,660,458	1,818,193	9,263,675	3,832	3,832
Other Non Owner-Occupied Commercial Real Estate	9,872,826	10,091,777	1,658,791	9,393,250	235,366	235,366
Direct Financing Leases	811,096	811,096	335,000	663,697	-	-
Residential Real Estate	528,246	528,246	27,355	565,051	-	-
Installment and Other Consumer	49,777	49,777	49,777	432,460	-	-
	$27,361,493	$28,082,198	$7,452,746	$27,128,021	$304,730	$304,730

Total Impaired Loans/Leases:
Commercial and Industrial	$8,824,670	$11,216,670	$3,331,436	$7,744,738	$19,891	$19,891
Commercial Real Estate
Owner-Occupied Commercial Real Estate	1,755,937	1,755,937	232,194	1,400,519	45,641	45,641
Commercial Construction, Land Development, and Other Land	10,199,079	10,532,541	1,818,193	10,793,999	3,832	3,832
Other Non Owner-Occupied Commercial Real Estate	12,815,015	13,884,003	1,658,791	10,872,206	235,366	235,366
Direct Financing Leases	1,765,090	1,765,090	335,000	1,744,261	27,089	27,089
Residential Real Estate	1,286,277	1,286,277	27,355	1,286,808	-	-
Installment and Other Consumer	1,611,099	1,611,099	49,777	1,002,002	11,825	11,825
	$38,257,167	$42,051,617	$7,452,746	$34,844,533	$343,644	$343,644

Financing Receivable Credit Quality Indicators [Table Text Block]
	2012
		Commercial Real Estate
			Non Owner-Occupied
Internally Assigned Risk Rating	Commercial and Industrial	Owner-Occupied Commercial Real Estate	Commercial Construction, Land Development, and Other Land	Other Commercial Real Estate	Total

Pass (Ratings 1 through 5)	$371,856,380	$195,567,523	$38,125,793	$312,370,393	$917,920,089
Special Mention (Rating 6)	8,008,866	5,488,602	1,238,152	7,319,902	22,055,522
Substandard (Rating 7)	14,379,006	3,855,183	5,598,436	24,415,255	48,247,880
Doubtful (Rating 8)	-	-	-	-	-
	$394,244,252	$204,911,308	$44,962,381	$344,105,550	$988,223,491
	2011
		Commercial Real Estate
			Non Owner-Occupied
Internally Assigned Risk Rating	Commercial and Industrial	Owner-Occupied Commercial Real Estate	Commercial Construction, Land Development, and Other Land	Other Commercial Real Estate	Total

Pass (Ratings 1 through 5)	$324,225,905	$158,955,618	$46,268,554	$310,401,972	$839,852,049
Special Mention (Rating 6)	8,814,497	2,700,496	764,586	13,754,798	26,034,377
Substandard (Rating 7)	17,753,876	6,134,507	13,351,598	25,471,721	62,711,702
Doubtful (Rating 8)	-	-	-	-	-
	$350,794,278	$167,790,621	$60,384,738	$349,628,491	$928,598,128

Schedule of Credit Losses Related to Financing Receivables, Current and Noncurrent [Table Text Block]
	2012
Delinquency Status *	Direct Financing Leases	Residential Real Estate	Installment and Other Consumer	Total

Performing	$102,686,854	$114,364,316	$75,921,358	$292,972,528
Nonperforming	998,802	1,217,257	799,156	3,015,215
	$103,685,656	$115,581,573	$76,720,514	$295,987,743
	2011
Delinquency Status *	Direct Financing Leases	Residential Real Estate	Installment and Other Consumer	Total

Performing	$91,905,699	$96,973,576	$77,126,064	$266,005,339
Nonperforming	1,306,663	1,133,475	1,097,016	3,537,154
	$93,212,362	$98,107,051	$78,223,080	$269,542,493

Troubled Debt Restructurings on Financing Receivables [Table Text Block]
	2012
Classes of Loans/Leases	Number of Loans/Leases	Pre- Modification Recorded Investment	Post- Modification Recorded Investment	Specific Allowance

CONCESSION - Extension of maturity
Other Non Owner-Occupied Commercial Real Estate	1	$733,442	$733,442	$176,526

CONCESSION - Significant payment delay
Commercial Construction, Land Development, and Other Land	8	$1,274,172	$1,274,172	$190,997
Other Non Owner-Occupied Commercial Real Estate	2	264,173	264,173	36,724
Residential Real Estate	1	64,722	64,722	-
Installment and Other Consumer	2	35,318	35,318	5,332
	13	$1,638,385	$1,638,385	$233,053

CONCESSION - Interest rate adjusted below market
Commercial Construction, Land Development, and Other Land	1	$337,500	$337,500	$55,295
Other Non Owner-Occupied Commercial Real Estate	2	1,542,784	1,289,825	262,704
Residential Real Estate	1	167,739	167,739	-
Installment and Other Consumer	1	16,043	16,043	-
	5	$2,064,066	$1,811,107	$317,999

TOTAL	19	$4,435,893	$4,182,934	$727,578
	2011
Classes of Loans/Leases	Number of Loans/Leases	Pre- Modification Recorded Investment	Post- Modification Recorded Investment	Specific Allowance

CONCESSION - Extension of maturity
Other Non Owner-Occupied Commercial Real Estate	1	$2,851,134	$2,851,134	$-

CONCESSION - Significant payment delay
Commercial and Industrial	4	$1,175,819	$1,175,819	$-
Other Non Owner-Occupied Commercial Real Estate	2	4,309,589	4,309,589	308,254
Direct Financing Leases	2	633,621	633,621	-
Installment and Other Consumer	1	187,650	187,650	125,928
	9	$6,306,679	$6,306,679	$434,182

CONCESSION - Interest rate adjusted below market
Commercial Construction, Land Development, and Other Land	5	$6,549,376	$6,549,376	$2,203,438

TOTAL	15	$15,707,189	$15,707,189	$2,637,620

Schedule of Related Party Transactions [Table Text Block]
	2012	2011	2010

Balance, beginning	$19,155,542	$20,796,427	$25,532,422
Net increase (decrease) due to change in related parties	2,784,143	(235,000)	(9,306,435)
Advances	6,754,970	10,674,567	13,576,200
Repayments	(8,192,597)	(12,080,452)	(9,005,760)
Balance, ending	$20,502,058	$19,155,542	$20,796,427

Schedule of Loan Concentration by Industry Segment [Table Text Block]
	2012		2011
Industry Name	Balance	Percentage of Total Loans/Leases	Balance	Percentage of Total Loans/Leases

Lessors of Non-Residential Buildings	$178,060,120	14%	$179,510,937	15%
Lessors of Residential Buildings	61,459,574	5%	50,029,069	4%
Bank Holding Companies	47,662,055	4%	38,046,779	3%